INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2022	1,202	350	14	100	36	1,542	3,244

Additions	526	74	1	2	19	10	632
Disposals	(5)	(2)	—	—	—	—	(7)
Amortization charge for the year	(139)	(71)	(3)	(8)	—	—	(221)
Reclassification as held for sale	(84)	(150)	(2)	(22)	(35)	(1,084)	(1,377)
Impairment reversal	75	2	—	—	—	—	77
Transfer	—	3	—	—	(3)	—	—
Translation adjustment	(241)	(37)	(3)	(18)	(15)	(74)	(388)

As of December 31, 2022	1,334	169	7	54	2	394	1,960

Additions	4	92	—	—	5	—	101
Amortization charge for the year	(131)	(67)	(3)	(6)	(1)	—	(208)
Transfer	(1)	7	—	—	(1)	—	5
Translation adjustment	(180)	(8)	—	(6)	—	(45)	(239)

As of December 31, 2023	1,026	193	4	42	5	349	1,619
Cost	1,941	645	165	290	15	1,298	4,354
Accumulated amortization and impairment	(915)	(452)	(161)	(248)	(10)	(949)	(2,735)

During 2023, there were no material changes in estimates related to intangible assets. During 2022 a reversal of impairment as described in Note 11 of US$(77) was recognized.
During 2023, VEON acquired intangible assets in the amount of US$33 (2022: US$266), which were not yet paid for as of year-end.
GOODWILL
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU*	December 31, 2023	Translation adjustment	December 31, 2022

Pakistan	179	(44)	223
Kazakhstan	129	2	127
Ukraine	10	—	10
Uzbekistan	31	(3)	34

Total	349	(45)	394
* There is no goodwill allocated to the CGUs of Bangladesh, or Kyrgyzstan.

CGU*	December 31, 2022	Translation adjustment	Addition	Reclassification as held for sale	December 31, 2021

Russia	—	—	—	(1,084)	1,084
Pakistan	223	(64)	—	—	287
Kazakhstan	127	(9)	—	—	136
Ukraine	10	—	10	—	—
Uzbekistan	34	(1)	—	—	35

Total	394	(74)	10	(1,084)	1,542
* There is no goodwill allocated to the CGUs of Bangladesh or Kyrgyzstan
COMMITMENTS
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2023	2022

Less than 1 year	9	13

Total commitments	9	13

ACCOUNTING POLICIES
Intangible assets acquired separately are carried at cost less accumulated amortization and impairment losses.
Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years
Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired. See Note 11 for further details.
SOURCE OF ESTIMATION UNCERTAINTY
Refer also to Note 12 for further details regarding source of estimation uncertainty.
Depreciation and amortization of non-current assets
Estimates in the evaluation of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on churn, the remaining license or concession period and the expected developments in technology and markets.
The actual economic lives of intangible assets may be different than estimated useful lives, thereby resulting in a different carrying value of intangible assets with finite lives. We continue to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively.